                     PROVIDENT NATIONAL ASSURANCE COMPANY
                              Separate Account B
                                 June 30, 1997
                               Semiannual Report

                                  MANAGEMENT

                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B

              Henry E. Blaine
              H. Grant Law, Jr.
              David G. Fussell
              Susan N. Roth, Secretary
                to the Board of Managers


                             PRINCIPAL OFFICERS OF
                     PROVIDENT NATIONAL ASSURANCE COMPANY

              J. Harold Chandler, Chairman, President and
               Chief Executive Officer
              Thomas R. Watjen, Vice Chairman and
               Chief Financial Officer
              Robert O. Best, Executive Vice President and
               Chief Information Officer
              F. Dean Copeland, Executive Vice President and
               General Counsel
              Timothy C. Gartland, Executive Vice President,
               Human Resources
              Thomas B. Heys, Jr., Executive Vice President,
               Risk Management
              Peter C. Madeja, Executive Vice President
              Jeffrey F. Olingy, Executive Vice President,
               Sales Management
              Donald E. Boggs, Senior Vice President and
               Deputy Risk Manager
              Gerald M. Gates, Senior Vice President
              Robert C. Greving, Senior Vice President and
               Chief Actuary
              Barry E. Lundquist, Senior Vice President
              Ralph W. Mohney, Senior Vice President
              Richard A. Wolf, Senior Vice President
              Ralph A. Rogers, Jr., Senior Vice President and
               Treasurer
              Susan N. Roth, Vice President, Secretary and
               Counsel
              Vicki W. Corbett, Vice President and Controller


This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL'S
VARIABLE ANNUITY CONTRACTS



      This semiannual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 1997. Comparative figures which relate to Separate Account B's activities during the first half of 1997 are provided below.

     The accumulation unit value for Separate Account B increased 21.4% in the first half of 1997, from $8.435567 at year end 1996 to $10.238554 on June 30, 1997. During this same period, the S&P 500 Index rose by a yield adjusted 20.6%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on June 30, 1997, was 1,354,200, down from 1,538,926 six months earlier.
As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners' equity on June 30, 1997, was $15,158,366 compared to $13,917,113 on December 31, 1996.

     The stock market shrugged off a nearly 10% correction during the second quarter and continued to appreciate during the first half of the year. The combination of a growing economy, strong earnings, and a good inflation outlook resulted in very good market results. Although stocks are subject to a market correction at current levels, we continue to see value in those companies exhibiting high margins and sales growth.

     Thank you for your continued support.




                                           David Fussell
                                           Chairman, Board of Managers
                                           Provident National Assurance Company
                                           Separate Account B

Provident National Assurance Company Separate Account B
(Unaudited)

June 30, 1997


Statement of Assets and Liabilities.....................................     1
Statements of Changes in Variable Annuity Contract Owners' Equity.......     2
Statement of Operations.................................................     3
Schedule of Investments.................................................     4
Supplementary Information...............................................     6
Notes to Financial Statements...........................................     7
Accumulation Unit Value Table...........................................     9

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)

Provident National Assurance Company Separate Account B




                                                                 June 30, 1997
                                                                 -------------

ASSETS

Investments:
   Common stocks--at market value
     (cost:  $9,080,967)                                          $15,153,487

Cash                                                                   51,630
Accrued dividends and interest                                         12,925
Amounts due from Provident National Assurance Company                   1,846
                                                                  -----------
                                             TOTAL ASSETS          15,219,888
                                                                  -----------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for purchase of investments                            12,800
Management fee and other amounts due Provident
  National Assurance Company                                           48,722
                                                                  -----------
                                        TOTAL LIABILITIES              61,522
                                                                  -----------

Variable annuity contract owners' equity:
   Deferred annuity contracts terminable by owners--(accumulation
     units outstanding:  1,354,200.307; unit value:  $10.238554)   13,865,053
   Annuity contracts in pay-out period                              1,292,313
                                                                  -----------

                            TOTAL CONTRACT OWNERS' EQUITY         $15,158,366
                                                                  ===========







See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY
(Unaudited)

Provident National Assurance Company Separate Account B


                                                              Six Months Ended         Year Ended
                                                               June 30, 1997        December 31, 1996
Balance at beginning of period                                   $13,917,113            $13,151,831
                                                                 -----------            -----------
From investment activities:
   Net investment income (expense)                                    (7,631)                40,175
   Net realized gain on investments                                  738,579              1,477,966
   Increase in net unrealized appreciation of investments          2,069,172              1,194,258
                                                                 -----------            -----------
   Increase in contract owners' equity from
     investment activities                                         2,800,120              2,712,399
                                                                 -----------            -----------

From variable annuity contract transactions:
   Net contract purchase payments (Units purchased:
     1997--1,069.880;
     1996--4,869.798)                                                  9,770                 35,994
   Terminations and death benefits (Units terminated:
     1997--163,180.814;
     1996--243,557.308)                                           (1,501,858)            (1,866,405)
   Variable annuity benefits paid (Number of units:
     1997--7,184.365;
     1996--15,310.532)                                               (66,779)              (116,706)
                                                                 -----------            -----------
   Decrease in contract owners' equity from variable
     contract transactions                                        (1,558,867)            (1,947,117)
                                                                 -----------            -----------
Net increase in contract owners' equity                            1,241,253                765,282
                                                                 -----------            -----------

Balance at end of period                                         $15,158,366            $13,917,113
                                                                 ===========            ===========






See notes to financial statements.

STATEMENT OF OPERATIONS
(Unaudited)

Provident National Assurance Company Separate Account B


                                                              Six Months Ended
                                                                June 30, 1997
                                                              -----------------
INVESTMENT INCOME
   Income:
      Dividends                                                   $  72,101
      Interest                                                          800
                                                                  ---------
                                                                     72,901
                                                                  ---------

   Expenses--Note C:
      Investment advisory services                                   33,555
      Mortality and expense assurances                               46,977
                                                                  ---------
                                                                     80,532
                                                                  ---------

                                  NET INVESTMENT EXPENSE             (7,631)
                                                                  ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS--NOTE A

   Net realized gain from investment transactions
    (excluding short-term securities):
      Proceeds from sales                                         1,961,175
      Cost of investments sold                                    1,222,596
                                                                  ---------
         Net realized gain                                          738,579
                                                                  ---------

   Net unrealized appreciation of investments:
      At end of period                                            6,072,520
      At beginning of period                                      4,003,348
                                                                  ---------
         Increase in net unrealized appreciation of investments   2,069,172
                                                                  ---------

                NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS   2,807,751
                                                                 ----------

                                                    NET GAIN     $2,800,120
                                                                 ==========

Ratio of expenses to total investment income                         110.47%
                                                                 ==========



See notes to financial statements.

SCHEDULE OF INVESTMENTS

Provident National Assurance Company Separate Account B

June 30, 1997


                                                   Number of        Market
                                                    Shares          Value
                                                   ---------     ----------
COMMON STOCKS

  CAPITAL GOODS (6.0%)
      Boeing Company                                 4,000       $  212,500
      General Electric Company                      10,800          702,000
                                                                  ---------
                                                                    914,500

 CONSUMER (30.7%)
      Bristol-Myers Squibb Company                   8,000          648,000
      Coca-Cola Company                              9,000          612,000
      Gannett Company, Inc.                          5,500          543,125
      General Motors Corporation                     7,000          390,250
      Lear Corporation                               3,200          142,000
      McDonald's Corporation                         9,500          459,563
      PepsiCo, Inc.                                  8,000          301,000
      Proctor & Gamble Company                       3,500          494,375
      Safeway, Inc.                                  4,200          193,725
      Viacom, Inc. Class B                          10,000          300,000
      Wal-Mart Stores, Inc.                         17,000          575,875
                                                                  ---------
                                                                  4,659,913

   FINANCIAL (11.4%)
      American Express Company                       8,000          596,000
      Corestates Financial Corporation               6,250          335,937
      NationsBank Corporation                        4,000          258,500
      Textron, Inc.                                  4,000          265,500
      Wells Fargo & Company                          1,000          269,500
                                                                  ---------
                                                                  1,725,437








See notes to financial statements.

Provident National Assurance Company Separate Account B

June 30, 1997

                                                   Number of       Market
                                                    Shares         Value
                                                   ---------     -----------
COMMON STOCKS

 HEALTH CARE (13.3%)
      Columbia Healthcare Corporation                5,000       $  196,875
      Eli Lilly & Company                            1,500          164,063
      HealthSouth Corporation                       19,000          473,822
      Johnson & Johnson                              9,032          581,435
      Merck & Company, Inc.                          5,800          593,775
                                                                  ---------
                                                                  2,009,970

HIGH GROWTH TECHNOLOGY (23.8%)
      Cisco Systems, Inc.                            1,600          107,400
      Computer Associates International              7,000          390,250
      Emerson Electric Company                      10,000          551,250
      Hewlett Packard Company                        7,000          392,000
      Intel Corporation                              4,250          602,968
      Microsoft Corporation                          4,000          505,500
      Motorola, Inc.                                 4,500          342,563
      Oracle Corporation                             5,000          251,875
      SCI Systems, Inc.                              5,000          318,750
      3Com Corporaton                                3,250          146,250
                                                                  ---------
                                                                  3,608,806

MISCELLANEOUS (0.7%)
      Minnesota Mining & Manufacturing Company       1,000          102,250
                                                                  ---------





See notes to financial statements.

Provident National Assurance Company Separate Account B

June 30, 1997

                                                 Number of         Market
                                                  Shares           Value
                                                -----------     -----------
COMMON STOCKS

TELECOMMUNICATIONS (14.1%)
      Airtouch Communications, Inc.                11,000          302,500
      Comcast Corporation                          14,500          309,937
      Lucent Technologies, Inc.                     4,444          320,524
      Sprint Corporation                            3,000          156,750
      Teleport Communications Group, Inc. Class A  10,400          354,900
      Worldcom, Inc.                               21,500          688,000
                                                               -----------
                                                                 2,132,611

TOTAL COMMON STOCKS (100.0%)                                    15,153,487
                                                               -----------


CASH AND RECEIVABLES LESS LIABILITIES (0.0%)                         4,879
                                                               -----------

TOTAL VARIABLE ANNUITY CONTRACT
  OWNERS' EQUITY (100.0%)                                      $15,158,366
                                                               ===========











See notes to financial statements.

SUPPLEMENTARY INFORMATION
(Unaudited)

Provident National Assurance Company Separate Account B





Selected data for an accumulation unit outstanding throughout each year:



                                          Six Months
                                            Ended                            Year Ended December 31
                                        June 30, 1997           1996            1995         1994         1993
                                        ------------         ---------------------------------------------------
Investment income                           $  .05            $  .11          $  .13        $  .15       $  .14
Expenses                                       .06               .09             .07           .07          .06
                                          --------           -------        --------      --------     --------
Net investment income (expense)               (.01)              .02             .06           .08          .08
Net realized and unrealized
  gain (loss) on investments                  1.81              1.51            1.44          (.32)         .54
                                          --------           -------        --------      --------     --------
Net increase (decrease) in
  contract owners' equity                     1.80              1.53            1.50          (.24)         .62
Net contract owners' equity:
   Beginning of period                        8.44              6.91            5.41          5.65         5.03
                                          --------           -------        --------      --------     --------

   End of period                            $10.24             $8.44           $6.91         $5.41        $5.65
                                          ========           =======        ========      ========     ========

Ratio of expenses to average
  contract owners' equity                      .57%             1.20%           1.21%         1.21%        1.22%
Ratio of net investment income (expense)
  to average contract owners' equity         (0.05%)            0.30%           0.89%         1.72%        1.39%
Portfolio turnover                               4%               28%            101%           70%          57%
Number of accumulation units
  outstanding at end of period           1,354,200         1,538,926       1,767,394     2,097,793    2,242,809



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Provident National Assurance Company Separate Account B



NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of Provident Companies, Inc.) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

Common stocks and bonds are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to variable annuity contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. If determined on the average cost basis, the net realized gain would have been $699,362 and $1,369,834 for the six months ended June 30, 1997 and the year ended December 31, 1996, respectively. There were gross unrealized gains of $6,171,506 and gross unrealized losses of $98,986 at June 30, 1997. Security transactions are recorded on the date the securities are purchased or sold which is the common practice of the industry. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 1997 and the year ended December 31, 1996 is shown below.

                                       Six Months Ended         Year Ended
                                        June 30, 1997        December 31, 1996
                                       ----------------      -----------------

Cost of investments purchased              $2,594,595          $  9,751,620
   Less:  Short-term securities             2,016,689             6,012,666
                                           ----------          ------------
                                           $  577,906          $  3,738,954
                                           ==========          ============

Proceeds from investments sold             $4,174,766           $11,698,035
   Less:  Short-term securities             2,213,591             5,815,765
                                           ----------           -----------
                                           $1,961,175           $ 5,882,270
                                           ==========           ===========


The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

(Unaudited)

Provident National Assurance Company Separate Account B



NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE
(Unaudited)

Provident National Assurance Company Separate Account B




End of Month     Accumulation Unit Value                End of Month     Accumulation Unit Value
------------     -----------------------                ------------     -----------------------
December 1968           1.036279                        March 1991              4.312244
December 1969           1.080379                        June                    4.243108
December 1970           1.030039                        September               4.513598
December 1971           1.178612                        December                5.036212
December 1972           1.403795                        March 1992              4.735470
December 1973           1.126624                        June                    4.585274
December 1974            .863269                        September               4.694884
December 1975           1.022844                        December                5.028547
December 1976           1.156853                        March 1993              5.208499
December 1977           1.064425                        June                    5.190340
December 1978           1.094150                        September               5.441446
December 1979           1.219189                        December                5.646864
December 1980           1.555258                        March 1994              5.386379
December 1981           1.473246                        June                    5.274454
December 1982           1.812441                        September               5.475394
December 1983           2.132092                        December                5.410722
December 1984           2.029912                        March 1995              5.656995
December 1985           2.480050                        June                    6.194660
December 1986           2.743444                        September               6.505252
December 1987           2.734169                        December                6.908158
December 1988           3.087892                        March 1996              7.309625
March 1989              3.263117                        June                    7.593667
June                    3.506709                        September               7.851947
September               3.841545                        December                8.435567
December                3.812606                        January 1997            9.019615
March 1990              3.729963                        February                8.984136
June                    4.080042                        March                   8.468896
September               3.435225                        April                   9.126089
December                3.736441                        May                     9.704040
                                                        June                   10.238554




Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000.

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1988 on the last valuation day of each quarter from 1989 through December 1996, and on the last valuation day during each month of 1997. The results shown should not be considered as a representation of the results which may be realized in the future.